Other Borrowings - Summary of Other Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Securities sold under agreements to repurchase	$ 30,807	$ 17,249	$ 12,659
Line of credit		20,650
Total	$ 30,807	$ 37,899	$ 12,659